                          AIM VARIABLE INSURANCE FUNDS


                          AIM V.I. BASIC BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                       AIM V.I. DIVERSIFIED DIVIDEND FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                             AIM V.I. DYNAMICS FUND
                        AIM V.I. FINANCIAL SERVICES FUND
                           AIM V.I. GLOBAL EQUITY FUND
                        AIM V.I. GLOBAL HEALTH CARE FUND

                       AIM V.I. GOVERNMENT SECURITIES FUND
                        AIM V.I. GLOBAL REAL ESTATE FUND
                            AIM V.I. HIGH YIELD FUND
                     AIM V.I. INTERNATIONAL CORE EQUITY FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                         AIM V.I. LARGE CAP GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                         AIM V.I. SMALL CAP EQUITY FUND
                         AIM V.I. SMALL CAP GROWTH FUND
                            AIM V.I. TECHNOLOGY FUND
                             AIM V.I. UTILITIES FUND
                         (SERIES I AND SERIES II SHARES)

                       Supplement dated September 20, 2006
          to the Statement of Additional Information dated May 1, 2006 as supplemented August 1, 2006

The following replaces in its entirety the information relating to Philip A. Taylor under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" in Appendix C in the Statement of Additional Information:

   "NAME, YEAR OF BIRTH AND       TRUSTEE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER
  POSITION(S) HELD WITH THE        AND/OR                                                               TRUSTEESHIP(S) HELD
            TRUST                 OFFICER                                                                   BY TRUSTEE
                                   SINCE
INTERESTED PERSONS

Philip A. Taylor* -- 1954           2006     Director, Chief Executive Officer and President,           None"
Trustee, President and                       A I M Management Group Inc., AIM Mutual Fund
Principal Executive Officer                  Dealer Inc., AIM Funds Management Inc. and 1371
                                             Preferred Inc.; Director and President, A I M
                                             Advisors, Inc., INVESCO Funds Group, Inc. and AIM
                                             GP Canada Inc.; Director, A I M Capital
                                             Management, Inc. and A I M Distributors, Inc.;
                                             Director and Chairman, AIM Investment Services,
                                             Inc., Fund Management Company and INVESCO
                                             Distributors, Inc.; Director, President and
                                             Chairman, AVZ Callco Inc., AMVESCAP Inc. and AIM
                                             Canada Holdings Inc.; Director and Chief Executive
                                             Officer, AIM Trimark Global Fund Inc. and AIM
                                             Trimark Canada Fund Inc.; Trustee, President and
                                             Principal Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (other than AIM
                                             Treasurer's Series Trust, Short-Term Investments
                                             Trust and Tax-Free Investments Trust); and Trustee
                                             and Executive Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (AIM Treasurer's
                                             Series Trust, Short-Term Investments Trust and
                                             Tax-Free Investments Trust only)

                                             Formerly:  President and Principal Executive
                                             Officer, The AIM Family of Funds--Registered
                                             Trademark-- (AIM Treasurer's


----------
* Mr. Taylor was appointed as President and Principal Executive Officer of the Trust on August 1, 2006 and was appointed as Trustee of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

   "NAME, YEAR OF BIRTH AND       TRUSTEE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER
  POSITION(S) HELD WITH THE        AND/OR                                                               TRUSTEESHIP(S) HELD
            TRUST                 OFFICER                                                                   BY TRUSTEE
                                   SINCE

                                             Series Trust, Short-Term Investments Trust and Tax-Free
                                             Investments Trust only);  Chairman, AIM Canada Holdings,
                                             Inc.; Executive Vice President and Chief Operations
                                             Officer, AIM Funds Management Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark Canada Fund
                                             Inc.; and Director, Trimark Trust


Additionally, effective September 20, 2006, Mark H. Williamson resigned as Trustee and Executive Vice President. Philip A. Taylor has been appointed to replace Mark H. Williamson on the Investments Committee and Valuation Committee.


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